Investments in and Advances to Unconsolidated Affiliates - Additional Information 1 (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 01, 2016	Nov. 23, 2015	Sep. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2015
Schedule Of Equity Method Investments [Line Items]
Term loan				$ 12,909,094	$ 12,987,595
T-Mobile Arena [Member] | Las Vegas Arena Company, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility, maturity date			Sep. 30, 2019
T-Mobile Arena [Member] | Las Vegas Arena Company, LLC [Member] | Senior credit facility term loan A [Member]
Schedule Of Equity Method Investments [Line Items]
Term loan				129,000
T-Mobile Arena [Member] | Las Vegas Arena Company, LLC [Member] | Senior credit facility term loan B [Member]
Schedule Of Equity Method Investments [Line Items]
Term loan				50,000
Grand Victoria [Member]
Schedule Of Equity Method Investments [Line Items]
Investment impairment charge				$ 0	$ 0	$ 17,050
Percentage ownership interest				50.00%	50.00%	50.00%
Grand Victoria [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule Of Equity Method Investments [Line Items]
Estimated fair value						$ 123,000
Grand Victoria [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted cash flow analysis [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term growth rate (as a percent)						2.00%
Discount rate (as a percent)						10.50%
Las Vegas Arena Company LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest				42.50%	42.50%
Sale of interest in joint venture	7.50%
Proceeds from sale of equity method investments	$ 15,000
Las Vegas Arena Company LLC As Investee [Member] | Property Transactions, Net [Member]
Schedule Of Equity Method Investments [Line Items]
Recognized gain on sale, unconsolidated affiliates	$ 3,000
Silver Legacy [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest		50.00%
Silver Legacy [Member] | Disposal Group, Disposed of By Sale, Not Discontinued Operations [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest		50.00%					50.00%
Proceeds from sale of equity method investments		$ 58,000
Recognized gain on sale, unconsolidated affiliates		$ 20,000
If Long Term Growth Rate Of One Point Five Percent Had Been Used | Grand Victoria [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest						50.00%
If Long Term Growth Rate Of One Point Five Percent Had Been Used | Grand Victoria [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term growth rate (as a percent)						1.50%
Estimated fair value						$ 120,000